MERIDIAN FUND, INC.
                                                                 October 5, 2005

To Our Shareholders:

Stocks posted gains during the third quarter in spite of higher oil prices, an increase in short term interest rates and two disruptive hurricanes. The S&P 500 gained 3.1%, the NASDAQ 4.6% and the Russell 2000 4.4% during the quarter. The S&P 500 and the Russell 2000 are up modestly for the year while the NASDAQ is down slightly. Commodity related stocks, primarily energy, performed best and were responsible for the majority of the market's gains for the quarter and year to date. The bottom performing groups included mortgage finance companies, retailers and travel and leisure stocks. The yield on the ten-year government bond increased from 3.9% to 4.3%, reflecting the likelihood of increased deficit spending and somewhat higher inflation expectations.

Higher oil prices and the recent hurricanes, in our opinion, will have a negative impact on fourth quarter economic growth. Consumer confidence has dropped significantly and the latest numbers show that personal income and retail spending have declined as well. The consumer has yet to face substantial increases in home heating costs. The important Christmas season will not be a good one for retailers and related businesses. We believe, however, that the slow down will be short lived. Interest rates remain favorable, the rate of inflation is moderate, and business investment is positive while construction spending remains strong and will pick up soon with the rebuilding of hurricane damaged areas. It appears that major government fiscal stimulus, especially unusual for this stage of the business cycle, is on the way. This will lead to a pick up in economic activity in 2006 and, in our view, will lead to modest increases in the level of interest rates and inflation. We continue to believe oil prices will level off or decline, but the exact timing is impossible to predict.

We welcome those new shareholders who joined the Meridian Funds during the quarter and appreciate the continued confidence of our existing shareholders.

/s/ Richard F. Aster, Jr.

Richard F. Aster, Jr.

MERIDIAN EQUITY INCOME FUND(SM)

The Meridian Equity Income Fund's net asset value per share at September 30, 2005 was $10.36. This represents an increase of 3.6% since inception, January 31, 2005 to date. The Fund's assets at the close of the quarter were invested 4.6% in cash and cash equivalents and 95.4% in stocks. Total net assets were $11,170,038 and there were 368 shareholders.

The Fund is diversified with 33 positions representing 18 market sectors. Our heaviest areas of concentration include banking and finance, consumer products and insurance. The dividend yield on the portfolio stands at 3.15% compared to 1.85% for the S&P 500. The fund has an average return on equity of 18.21% versus 16.30% for the S&P 500 and has an equivalent price earnings ratio. We believe that, on balance, the companies in our portfolio have the ability to grow both earnings and dividends this year and next.

During the quarter we purchased shares of Albertson's, Bemis Company, R.R. Donnelley & Sons, Fresh Del Monte Produce, Hubbell and Sensient Technology. We sold our shares in Barnes Group, Kraft Foods and MDU Resources Group.

Arthur J. Gallagher, a current holding, is a leading provider of insurance brokerage and risk management services, primarily to commercial, industrial, government and religious clients. Gallagher serves its customers through a network of 250 sales and service offices in the United States and seven foreign countries. The company has an excellent long-term track record with strong financial characteristics which should enable future dividend growth. The current yield stands at an attractive 3.85%.

MERIDIAN GROWTH FUND(R)

The Meridian Growth Fund's net asset value per share at September 30, 2005 was $35.87. This represents a decrease of 3.7% for the calendar year to date. The Fund's total return and average annual compound rate of return since inception, August 1, 1984, were 1,456.8% and 13.9%, respectively. The Fund's assets at the close of the quarter were invested 5.0% in cash and cash equivalents and 95.0% in stocks. Total net assets were $1,657,511,831 and there were 76,738 shareholders.

Our portfolio does not hold energy stocks. We don't believe that such companies have the necessary characteristics to do well over an extended period of time. History indicates that they have their moments. They are commodity based, cyclical and have little unit growth. The price of oil, a commodity, is the bottom line. Energy related stocks have done well this year and, in our opinion, are fully priced based on 2006 earnings estimates.

Our portfolio consists of well-positioned growth companies that we believe will grow for the next several years and that, for the most part, sell at reasonable valuations. Some of our holdings are currently adjusting to commodity pressures. Our heaviest areas of concentration remain in health care, technology and consumer related companies. We believe our strategy will continue to do well in the long run, especially once energy prices level off or retreat.

During the quarter we purchased shares of CSG Systems, Liz Claiborne and Royal Caribbean. We sold our shares in Cost Plus, Fossil, Hewitt Associates, Molex Inc. and Symbol Technologies.

CSG Systems International, a recent purchase, is the leading provider of customer care and billing solutions for cable and satellite operators. Their products automate customer care and billing functions and currently serve over 44 million subscribers. The company's upgraded processing platform allows customers to offer integrated video, high-speed internet and Voice over Internet Protocol (VoIP) telephony services. Customers are rapidly migrating to this new platform as they roll out VoIP telephony services to compete with traditional regional bell operating companies. The business generates consistent revenue and cash flow given the long-term nature of its contracts and monthly collections. In addition, its Global Software Services division outlook is improving with increasing requests for proposals from international telecommunication service providers who have previously kept a tight reign on capital budgets. The stock sells at a reasonable valuation given its significant cash flow generation and, in our opinion, has a positive investment outlook.

MERIDIAN VALUE FUND(R)

The Meridian Value Fund's net asset value per share at September 30, 2005 was $38.86. This represents an increase of 2.0% for the calendar year to date. The Fund's total return and average compounded annual rate of return since June 30, 1995, were 543.2% and 19.9%, respectively. The comparable period returns for the S&P 500 with dividends were 182.5% and 10.7%, respectively. The Fund's assets at the close of the quarter were invested 5.8% in cash and cash equivalents and 94.2% in stocks. Total net assets were $2,202,916,799 and there were 103,085 shareholders. Lipper recently rated the Meridian Value Fund as the thirteenth best performing stock fund for the ten-year period ending September 30, 2005, a significant achievement.

Our investment strategy is unchanged, and there have been no major changes in our portfolio. We continue to seek out-of-favor companies that have defensible positions in their industries, strong or improving balance sheets, reasonable valuations and good prospects for earnings growth. We believe that over the long term this strategy will continue to outperform. We continue to believe that as the economy normalizes compared to its strong rebound of the past couple of years more candidates will meet our strategy, resulting in a larger, higher quality pool of potential investments for the fund. In our opinion the portfolio is well positioned, reasonably valued and diversified. We continue to invest in companies of all market capitalizations and our largest areas of concentration are consumer products, energy and industrial products.

During the quarter we purchased shares of A.C. Moore Arts & Crafts, ADESA, Cott, Federated Investors, Invacare and Safeway. We sold our shares in Cummins, Foundry Networks, Furniture Brands International, La-Z-Boy, SkyWest and Tetra Tech.

We recently increased our position in Nokia, a worldwide leader in cellular telephone handsets and infrastructure equipment. Nokia suffered earnings declines in 2004 as the infrastructure market collapsed, combined with a product cycle miss in its handset business. Nokia made the wrong design bet and lost market share, especially in the US. The company is now enjoying success with its recently launched lineup of new phones and is regaining market share. The infrastructure market, while difficult, is also seeing some renewed growth. We believe earnings per share should exceed $1.30 in the next few years. Nokia's current valuation of less than 13 times this normalized earnings estimate is attractive, especially given the company's dividend yield of 2.6% and strong balance sheet with over $3 per share in cash and virtually no debt.

MERIDIAN EQUITY INCOME FUND
SUMMARY OF PORTFOLIO HOLDINGS
SEPTEMBER 30, 2005
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

PORTFOLIO HOLDINGS BY CATEGORY (% OF NET ASSET VALUE)

Retail......................................................    9.2%  $ 1,025,778
Diversified Operations......................................    8.9%      995,517
Insurance...................................................    8.8%      978,723
Consumer Products...........................................    8.7%      975,770
Banking/Finance.............................................    8.5%      949,106
Consumer Products/Food & Beverage...........................    5.9%      657,016
Industrial Services.........................................    5.7%      636,823
Chemicals...................................................    5.7%      635,707
Paper/Forest Products.......................................    5.6%      627,403
Industrial Products.........................................    5.6%      620,000
Telecommunication Services..................................    3.0%      335,316
Insurance Brokers...........................................    3.0%      330,595
Business Services...........................................    2.9%      320,655
Office Supplies.............................................    2.8%      316,959
Energy......................................................    2.8%      316,847
Brokerage & Money Management................................    2.8%      316,052
Pharmaceuticals.............................................    2.8%      310,416
Basic Materials.............................................    2.7%      303,349
Cash and Other Assets Less Liabilities......................    4.6%      518,006
                                                              -----   -----------
Total Net Assets............................................  100.0%  $11,170,038
                                                              =====   ===========

MERIDIAN GROWTH FUND
SUMMARY OF PORTFOLIO HOLDINGS
SEPTEMBER 30, 2005
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

PORTFOLIO HOLDINGS BY CATEGORY (% OF NET ASSET VALUE)

Retail......................................................   10.4%  $  172,381,814
Healthcare Services.........................................    9.3%     153,595,064
Industrial Services.........................................    9.1%     150,055,032
Healthcare Products.........................................    7.6%     126,740,254
Consumer Services...........................................    5.7%      93,885,170
Tech-Software...............................................    5.3%      87,498,490
Brokerage & Money Management................................    5.2%      86,666,629
Insurance...................................................    5.2%      85,897,425
Restaurants.................................................    5.1%      85,049,867
Tech-Hardware...............................................    4.5%      75,370,544
Banking/Finance.............................................    4.1%      67,519,845
Industrial Products.........................................    4.0%      67,162,827
Cellular Communications.....................................    3.0%      49,872,555
Apparel.....................................................    2.9%      47,301,764
Telecommunication Equipment.................................    2.8%      45,889,423
Construction................................................    2.7%      44,648,450
Real Estate.................................................    2.3%      38,027,535
U.S. Government Obligations.................................    2.1%      34,876,299
Consumer Products...........................................    2.1%      34,627,875
Hotels & Lodging............................................    1.2%      20,568,750
Business Services...........................................    1.1%      18,716,842
Transportation..............................................    0.9%      14,624,104
Leisure & Amusement.........................................    0.5%       8,035,200
Cash and Other Assets Less Liabilities......................    2.9%      48,500,073
                                                              -----   --------------
Total Net Assets............................................  100.0%  $1,657,511,831
                                                              =====   ==============

MERIDIAN VALUE FUND
SUMMARY OF PORTFOLIO HOLDINGS
SEPTEMBER 30, 2005
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

PORTFOLIO HOLDINGS BY CATEGORY (% OF NET ASSET VALUE)

Energy......................................................    8.3%  $  183,833,428
Consumer Products/Food & Beverage...........................    7.5%     164,187,517
Banking/Finance.............................................    6.8%     150,855,268
Industrial Products.........................................    6.7%     148,872,596
Telecommunications Equipment................................    5.4%     118,709,124
Real Estate.................................................    5.2%     114,977,948
Technology..................................................    4.8%     105,666,816
Media.......................................................    4.8%     105,094,495
Retail......................................................    4.3%      93,876,405
Consumer Products...........................................    4.2%      92,219,086
Aerospace/Defense...........................................    4.1%      90,176,347
Healthcare Products.........................................    4.1%      89,349,681
Insurance...................................................    4.0%      87,613,076
Industrial Services.........................................    3.9%      86,336,696
Telecommunications Services.................................    3.7%      82,062,746
Healthcare Services.........................................    2.7%      60,738,041
Pharmaceuticals.............................................    2.5%      54,660,307
Consumer Services...........................................    2.1%      43,406,532
U.S. Government Obligations.................................    1.4%      31,866,438
Utilities...................................................    1.3%      29,154,558
Information Technology Services.............................    1.3%      28,608,987
Leisure & Amusement.........................................    1.3%      28,360,024
Basic Materials.............................................    1.2%      27,312,810
Paper/Forest Products.......................................    1.1%      23,609,444
Publishing..................................................    1.0%      22,432,452
Tech-Hardware...............................................    0.9%      19,416,144
Transportation..............................................    0.5%      11,356,020
Automotive..................................................    0.5%      10,634,520
Cash and Other Assets Less Liabilities......................    4.4%      97,529,293
                                                              -----   --------------
Total Net Assets............................................  100.0%  $2,202,916,799
                                                              =====   ==============

MERIDIAN EQUITY INCOME FUND
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                               Shares        Value**
                              ---------   --------------
COMMON STOCK - 95.4%
  BANKING/FINANCE - 8.5%
    BancorpSouth, Inc.*.....     14,225   $      325,041
    Comerica, Inc.*.........      5,325          313,643
    Regions Financial
      Corp.*................      9,975          310,422
                                          --------------
                                                 949,106
  BASIC MATERIALS - 2.7%
    PPG Industries, Inc.*...      5,125          303,349
  BROKERAGE & MONEY MANAGEMENT - 2.8%
    Waddell & Reed
      Financial, Inc. Class
      A*....................     16,325          316,052
  BUSINESS SERVICES - 2.9%
    R. R. Donnelley & Sons
      Co.*..................      8,650          320,655
  CHEMICALS - 5.7%
    Dow Chemical Co.*.......      7,275          303,149
    Lubrizol Corp.*.........      7,675          332,558
                                          --------------
                                                 635,707
  CONSUMER PRODUCTS - 8.7%
    Newell Rubbermaid,
      Inc.*.................     13,950          315,968
    Reynolds American,
      Inc.*.................      4,050          336,231
    Sensient Technologies
      Corp.*................     17,075          323,571
                                          --------------
                                                 975,770
  CONSUMER PRODUCTS/FOOD & BEVERAGE - 5.9%
    Coca-Cola Co.*..........      7,350          317,446
    Fresh Del Monte Produce
      Inc.*.................     12,475          339,570
                                          --------------
                                                 657,016
  DIVERSIFIED OPERATIONS - 8.9%
    E.I. du Pont de Nemours
      & Co.*................      8,200          321,194
    Emerson Electric Co.*...      4,800          344,640
    Hubbell Inc. Class B*...      7,025          329,683
                                          --------------
                                                 995,517

                               Shares        Value**
                              ---------   --------------
  ENERGY - 2.8%
    Kinder Morgan, Inc.*....      3,295   $      316,847
  INDUSTRIAL PRODUCTS - 5.6%
    Bemis Co. Inc.*.........     12,400          306,280
    RPM International,
      Inc.*.................     17,050          313,720
                                          --------------
                                                 620,000
  INDUSTRIAL SERVICES - 5.7%
    Genuine Parts Co.*......      7,175          307,808
    Waste Management,
      Inc.*.................     11,500          329,015
                                          --------------
                                                 636,823
  INSURANCE - 8.8%
    Jefferson-Pilot
      Corp.*................      6,475          331,326
    Lincoln National
      Corp.*................      6,150          319,923
    Unitrin, Inc.*..........      6,900          327,474
                                          --------------
                                                 978,723
  INSURANCE BROKERS - 3.0%
    Arthur J. Gallagher &
      Co.*..................     11,475          330,595
  OFFICE SUPPLIES - 2.8%
    Avery Dennison Corp.*...      6,050          316,959
  PAPER/FOREST PRODUCTS - 5.6%
    Kimberly-Clark Corp.*...      5,275          314,021
    Sonoco Products Co.*....     11,475          313,382
                                          --------------
                                                 627,403
  PHARMACEUTICALS - 2.8%
    Eli Lilly and Co.*......      5,800          310,416
  RETAIL - 9.2%
    Albertson's, Inc. *.....     14,750          378,338
    Cato Corp. Class A*.....     16,725          333,329
    Limited Brands, Inc.*...     15,375          314,111
                                          --------------
                                               1,025,778

MERIDIAN EQUITY INCOME FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                               Shares        Value**
                              ---------   --------------
COMMON STOCK (continued)
  TELECOMMUNICATIONS SERVICES - 3.0%
    Alltel Corp.*...........      5,150   $      335,316
                                          --------------
  TOTAL COMMON STOCK - 95.4%
    (Identified cost $10,539,323)......       10,652,032
                                          --------------
  TOTAL INVESTMENTS - 95.4%
  (Identified cost $10,539,323)........       10,652,032
CASH AND OTHER ASSETS LESS
  LIABILITIES - 4.6%...................          518,006
                                          --------------

NET ASSETS - 100%......................   $   11,170,038
                                          ==============

 * income producing

** INVESTMENT VALUATION: Marketable securities are valued at the closing price or last sales price on the principal exchange or market on which they are traded; or, if there were no sales that day, at the last reported bid price.

MERIDIAN GROWTH FUND
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                Shares        Value**
                               ---------   --------------
COMMON STOCK - 95.0%
  APPAREL - 2.9%
    Liz Claiborne, Inc.*.....    446,800   $   17,568,176
    Polo Ralph Lauren
      Corp.*.................    591,125       29,733,588
                                           --------------
                                               47,301,764
  BANKING/FINANCE - 4.1%
    SVB Financial Group......    827,400       40,244,736
    UCBH Holdings, Inc.*.....  1,488,816       27,275,109
                                           --------------
                                               67,519,845

  BROKERAGE & MONEY MANAGEMENT - 5.2%
    Affiliated Managers
      Group, Inc. ...........    604,045       43,744,939
    T. Rowe Price Group,
      Inc.*..................    657,300       42,921,690
                                           --------------
                                               86,666,629

  BUSINESS SERVICES - 1.1%
    CSG Systems
      International, Inc. ...    862,130       18,716,842

  CELLULAR COMMUNICATIONS - 3.0%
    American Tower Corp.
      Class A................  1,998,900       49,872,555

  CONSTRUCTION - 2.7%
    Granite Construction,
      Inc.*..................  1,167,585       44,648,450

  CONSUMER PRODUCTS - 2.1%
    Mohawk Industries,
      Inc. ..................    431,500       34,627,875

  CONSUMER SERVICES - 5.7%
    Regis Corp.*.............  1,030,700       38,981,074
    Rollins, Inc.*...........  1,286,687       25,116,130
    Weight Watchers
      International, Inc. ...    577,510       29,787,966
                                           --------------
                                               93,885,170

  HEALTHCARE PRODUCTS - 7.6%
    C. R. Bard, Inc.*........    495,975       32,749,229
    DENTSPLY International
      Inc.*..................    605,050       32,684,801
    Edwards Lifesciences
      Corp. .................    703,985       31,263,974
    STERIS Corp.*............  1,262,810       30,042,250
                                           --------------
                                              126,740,254

                                Shares        Value**
                               ---------   --------------

  HEALTHCARE SERVICES - 9.3%
    Apria Healthcare Group
      Inc. ..................  1,150,975   $   36,727,612
    DaVita, Inc. ............    860,000       39,620,200
    Laboratory Corp. of
      America Holdings.......    827,700       40,317,267
    LifePoint Hospitals,
      Inc. ..................    844,500       36,929,985
                                           --------------
                                              153,595,064

  HOTELS & LODGING - 1.2%
    Las Vegas Sands Corp. ...    625,000       20,568,750

  INDUSTRIAL PRODUCTS - 4.0%
    Airgas, Inc.*............  1,133,575       33,587,827
    Dionex Corp. ............    618,894       33,575,000
                                           --------------
                                               67,162,827

  INDUSTRIAL SERVICES - 9.1%
    Allied Waste Industries,
      Inc. ..................  4,661,325       39,388,196
    EGL, Inc.................  1,311,978       35,620,203
    Republic Services,
      Inc.*..................  1,048,300       36,994,507
    United Rentals, Inc. ....  1,930,600       38,052,126
                                           --------------
                                              150,055,032

  INSURANCE - 5.2%
    Mercury General Corp.*...    685,100       41,099,149
    Willis Group Holdings
      Limited*...............  1,193,030       44,798,276
                                           --------------
                                               85,897,425

  LEISURE & AMUSEMENT - 0.5%
    Royal Caribbean Cruises
      Ltd*...................    186,000        8,035,200

  REAL ESTATE - 2.3%
    Host Marriott Corp.*.....  2,250,150       38,027,535

  RESTAURANTS - 5.1%
    Applebee's International,
      Inc.*..................  1,416,460       29,306,557
    CBRL Group, Inc.*........    957,888       32,242,510
    Ruby Tuesday, Inc.*......  1,080,000       23,500,800
                                           --------------
                                               85,049,867

MERIDIAN GROWTH FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                Shares        Value**
                               ---------   --------------
COMMON STOCK (continued)
  RETAIL - 10.4%
    Bed Bath & Beyond,
      Inc. ..................    877,300   $   35,249,914
    Claire's Stores, Inc.*...  1,686,700       40,700,071
    Foot Locker, Inc.*.......    793,500       17,409,390
    PETsMART, Inc.*..........  1,281,000       27,900,180
    Ross Stores, Inc.*.......  1,296,300       30,722,310
    Zale Corp. ..............    750,550       20,399,949
                                           --------------
                                              172,381,814

  TECH-HARDWARE - 4.5%
    American Power Conversion
      Corp.*.................  1,506,073       39,007,291
    Vishay Intertechnology,
      Inc. ..................  3,042,950       36,363,253
                                           --------------
                                               75,370,544

  TECH-SOFTWARE - 5.3%
    Advent Software, Inc. ...  1,066,438       28,729,840
    FileNET Corp. ...........    749,500       20,911,050
    Getty Images, Inc. ......    440,000       37,857,600
                                           --------------
                                               87,498,490

  TELECOMMUNICATIONS EQUIPMENT - 2.8%
    Andrew Corp. ............  2,785,425       31,057,489
    Plantronics, Inc.*.......    481,400       14,831,934
                                           --------------
                                               45,889,423

  TRANSPORTATION - 0.9%
    JetBlue Airways Corp. ...    830,915       14,624,104

  TOTAL COMMON STOCK - 95.0%
    (Identified cost $1,336,593,662)....    1,574,135,459
                                           --------------

                                              Value**
                                           --------------
U.S. GOVERNMENT OBLIGATIONS - 2.1%
    U.S. Treasury Bill @ 3.146% due 10/06/05
    (Face Value $10,000,000)............   $    9,995,628
    U.S. Treasury Bill @ 3.473% due 11/10/05
    (Face Value $12,000,000)............       11,957,657
    U.S. Treasury Bill @ 3.460% due 12/08/05
    (Face Value $13,000,000)............       12,923,014
                                           --------------

  TOTAL U.S. GOVERNMENT OBLIGATIONS
  (Identified cost $34,867,268).........       34,876,299
                                           --------------

  TOTAL INVESTMENTS - 95.0%
  (Identified cost $1,358,544,048)......    1,609,011,758

CASH AND OTHER ASSETS LESS
  LIABILITIES - 2.9%....................       48,500,073
                                           --------------

NET ASSETS - 100%.......................   $1,657,511,831
                                           ==============

 * income producing

** INVESTMENT VALUATION: Marketable securities are valued at the closing price or last sales price on the principal exchange or market on which they are traded; or, if there were no sales that day, at the last reported bid price.

MERIDIAN VALUE FUND
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                Shares        Value**
                               ---------   --------------
COMMON STOCK - 94.2%
  AEROSPACE/DEFENSE - 4.1%
    BE Aerospace, Inc. ......  1,121,100   $   18,576,627
    Empresa Brasileira de
      Aeronautica S.A. ADR*..    558,400       21,554,240
    Northrop Grumman Corp.*..    920,800       50,045,480
                                           --------------
                                               90,176,347

  AUTOMOTIVE - 0.5%
    ADESA Inc*...............    481,200       10,634,520

  BANKING/FINANCE - 6.8%
    Annaly Mortgage
      Management, Inc.*......  1,321,700       17,116,015
    Federated Investors,
      Inc*...................    674,100       22,400,343
    Greater Bay Bancorp*.....    849,800       20,939,072
    JPMorgan Chase & Co.*....    635,000       21,545,550
    SunTrust Banks, Inc.*....    322,000       22,362,900
    Washington Mutual,
      Inc.*..................  1,185,400       46,491,388
                                           --------------
                                              150,855,268
  BASIC MATERIALS - 1.2%
    Barrick Gold Corp.*......    940,200       27,312,810

  CONSUMER PRODUCTS - 4.2%
    Activision, Inc. ........  1,455,214       29,759,126
    Leggett & Platt, Inc.*...    507,300       10,247,460
    Newell Rubbermaid,
      Inc.*..................  1,925,100       43,603,515
    Sensient Technologies
      Corp.*.................    454,300        8,608,985
                                           --------------
                                               92,219,086
  CONSUMER PRODUCTS/FOOD & BEVERAGE - 7.5%
    Chiquita Brands
      International, Inc.*...  1,133,800       31,689,710
    Coca-Cola Enterprises,
      Inc.*..................  1,313,400       25,611,300
    Cott Corp. ..............    951,400       16,839,780
    Del Monte Foods Co. .....  3,395,400       36,432,642
    Fresh Del Monte Produce
      Inc.*..................    429,000       11,677,380
    Kraft Foods Inc. Class
      A*.....................    662,500       20,265,875
    Tyson Foods, Inc. Class
      A*.....................  1,200,600       21,670,830
                                           --------------
                                              164,187,517

                                Shares        Value**
                               ---------   --------------

  CONSUMER SERVICES - 2.1%
    ServiceMaster Co.*.......  3,205,800   $   43,406,532

  ENERGY - 8.3%
    Arch Coal, Inc.*.........    517,800       34,951,500
    El Paso Corp.*...........  2,663,900       37,028,210
    GlobalSanteFe Corp.*.....    755,000       34,443,100
    Hanover Compressor Co. ..  1,445,000       20,027,700
    National-Oilwell Varco
      Inc....................    351,800       23,148,440
    Tidewater, Inc.*.........    703,400       34,234,478
                                           --------------
                                              183,833,428

  HEALTHCARE PRODUCTS - 4.1%
    Baxter International
      Inc.*..................  1,492,800       59,517,936
    Invacare Corp.*..........    443,900       18,497,313
    Thoratec Corp. ..........    638,200       11,334,432
                                           --------------
                                               89,349,681

  HEALTHCARE SERVICES - 2.7%
    AmerisourceBergen
      Corp.*.................    449,500       34,746,350
    Universal Health
      Services, Inc. Class
      B*.....................    545,700       25,991,691
                                           --------------
                                               60,738,041

  INDUSTRIAL PRODUCTS - 6.7%
    ArvinMeritor, Inc.*......  1,239,300       20,721,096
    General Electric Co.*....    856,400       28,834,988
    Manitowoc Co., Inc.*.....    839,700       42,194,925
    Mettler-Toledo
      International, Inc. ...    463,834       23,646,257
    Packaging Corp. of
      America*...............    805,000       15,625,050
    Smurfit-Stone Container
      Corp...................  1,723,000       17,850,280
                                           --------------
                                              148,872,596

  INDUSTRIAL SERVICES - 3.9%
    Allied Waste Industries,
      Inc. ..................  5,048,600       42,660,670
    Waste Management, Inc.*..  1,526,600       43,676,026
                                           --------------
                                               86,336,696

  INFORMATION TECHNOLOGY SERVICES - 1.3%
    BearingPoint, Inc. ......  3,769,300       28,608,987

MERIDIAN VALUE FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                Shares        Value**
                               ---------   --------------
COMMON STOCK (continued)
  INSURANCE - 4.0%
    Conseco, Inc. ...........  2,826,600   $   59,669,526
    UnumProvident Corp.*.....  1,363,100       27,943,550
                                           --------------
                                               87,613,076

  LEISURE & AMUSEMENT - 1.3%
    Boyd Gaming Corp.*.......    657,700       28,360,024

  MEDIA - 4.8%
    Lamar Advertising Co.
      Class A................    574,500       26,059,320
    Time Warner, Inc.*.......  2,730,500       49,449,355
    Valassis Communications,
      Inc. ..................    759,000       29,585,820
                                           --------------
                                              105,094,495
  PAPER/FOREST PRODUCTS - 1.1%
    Aracruz Celulose S.A.
      ADR....................    581,800       23,609,444

  PUBLISHING - 1.0%
    Pearson plc ADR*.........  1,912,400       22,432,452

  PHARMACEUTICALS - 2.5%
    Endo Pharmaceutical
      Holdings, Inc. ........  1,049,055       27,978,297
    Taro Pharmaceutical
      Industries Ltd. .......  1,037,000       26,682,010
                                           --------------
                                               54,660,307

  REAL ESTATE - 5.2%
    Apartment Investment &
      Management Co. Class
      A*.....................    783,100       30,368,618
    Equity Residential*......    751,400       28,440,490
    Host Marriott Corp.*.....  3,323,600       56,168,840
                                           --------------
                                              114,977,948

                                Shares        Value**
                               ---------   --------------

  RETAIL - 4.3%
    A.C. Moore Arts & Crafts,
      Inc. ..................    489,560   $    9,389,761
    BJ's Wholesale Club,
      Inc. ..................  1,143,200       31,780,960
    Christopher & Banks
      Corp.*.................     47,200          654,664
    Linens 'n Things,
      Inc. ..................    109,700        2,928,990
    Ross Stores, Inc.*.......    945,000       24,192,000
    Safeway Inc.*............  1,051,900       24,930,030
                                           --------------
                                               93,876,405

  TECHNOLOGY - 4.8%
    AVX Corp.*...............    788,800       10,049,312
    Celestica, Inc...........  1,865,700       21,101,067
    Coherent, Inc............    346,500       10,145,520
    Credence Systems Corp....  2,778,164       22,169,749
    Intersil Corp. Class
      A*.....................  1,194,700       26,020,566
    Western Digital Corp.....  1,251,400       16,180,602
                                           --------------
                                              105,666,816

  TECH - HARDWARE - 0.9%
    Symbol Technologies,
      Inc.*..................  2,005,800       19,416,144

  TELECOMMUNICATIONS EQUIPMENT - 5.4%
    Nokia Oyj ADR*...........  2,304,200       38,964,022
    Powerwave Technologies,
      Inc....................  3,137,400       40,754,826
    Tellabs, Inc.............  3,706,300       38,990,276
                                           --------------
                                              118,709,124

  TELECOMMUNICATIONS SERVICES - 3.7%
    Comcast Corp. Special
      Class A................  1,835,000       52,811,300
    DIRECTV Group, Inc.......  1,952,700       29,251,446
                                           --------------
                                               82,062,746

  TRANSPORTATION - 0.5%
    Burlington Northern Santa
      Fe Corp.*..............    189,900       11,356,020

MERIDIAN VALUE FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                Shares        Value**
                               ---------   --------------
COMMON STOCK (continued)
  UTILITIES - 1.3%
    TECO Energy, Inc.*.......  1,617,900   $   29,154,558

  TOTAL COMMON STOCK - 94.2%
    (Identified cost $1,867,034,471)....    2,073,521,068
                                           --------------

U.S. GOVERNMENT OBLIGATIONS - 1.4%
    U.S. Treasury Bill @ 3.496% due 11/03/05
    (Face Value $15,000,000)............       14,956,521
    U.S. Treasury Bill @ 3.437% due 12/01/05
    (Face Value $17,000,000)............       16,909,917
                                           --------------

  TOTAL U.S. GOVERNMENT OBLIGATIONS
  (Identified cost $31,856,044).........       31,866,438
                                           --------------

  TOTAL INVESTMENTS - 95.6%
  (Identified cost $1,898,890,515)......    2,105,387,506

CASH AND OTHER ASSETS LESS
  LIABILITIES - 4.4%....................       97,529,293
                                           --------------

NET ASSETS - 100%.......................   $2,202,916,799
                                           ==============

 * income producing

ADR - American Depository Receipt

** INVESTMENT VALUATION: Marketable securities are valued at the closing price or last sales price on the principal exchange or market on which they are traded; or, if there were no sales that day, at the last reported bid price.

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

                                                  MERIDIAN FUND, INC.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                          This report is submitted for
                       the information of shareholders of
                         Meridian Fund, Inc. It is not
                         authorized for distribution to
                          prospective investors unless
                         preceded or accompanied by an
                             effective prospectus.

          ------------------------------------------------------------
                             Officers and Directors

                             RICHARD F. ASTER, JR.
                             President and Director

                                RALPH CECHETTINI

                              MICHAEL S. ERICKSON

                                 HERBERT C. KAY

                                JAMES B. GLAVIN

                                MICHAEL STOLPER
                                   Directors

                                GREGG B. KEELING
                            Chief Financial Officer,
                            Treasurer and Secretary
                            Chief Compliance Officer

                                   Custodian
                               PFPC TRUST COMPANY
                           Philadelphia, Pennsylvania

                      Transfer Agent and Disbursing Agent
                                   PFPC, INC.
                         King of Prussia, Pennsylvania
                                 (800) 446-6662

                                    Counsel
                            MORRISON & FOERSTER LLP
                                Washington, D.C.

                                    Auditors
                           PRICEWATERHOUSECOOPERS LLP
                           San Francisco, California

                        MERIDIAN EQUITY INCOME FUND(SM)

                            MERIDIAN GROWTH FUND(R)

                             MERIDIAN VALUE FUND(R)

                              FIRST QUARTER REPORT

                              [MERIDIAN FUND LOGO]

                         60 E. Sir Francis Drake Blvd.
                             Wood Island, Suite 306
                               Larkspur, CA 94939

                              www.meridianfund.com

                            Telephone (800) 446-6662

                               SEPTEMBER 30, 2005